Inventory	12 Months Ended
Oct. 31, 2019
Inventory

6.	Inventory

As at October 31, 2019, the Company’s inventory consists raw materials $27,860 (2018 - $46,802), work in progress of $819,675 (2018- $ 823,730) and finished goods of $93,180 (2018 - $ 509,569).

Balance - October 31, 2018	$1,380,101

Balance - October 31, 2019	$940,715

The cost of inventories included as an expense and included in cost of goods sold, for the year ended October 31, 2019 was $2,935,934 (2018 - $1,889,229, 2017 - $151,663).